CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,134)	$ (7,216)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities (including discontinued operation):
Depreciation and amortization	204	1,200
Decrease in accrued severance pay, net	(11)	(34)
Stock-based compensation	252	965
Change in fair value of derivatives and discount amortization	(36)	1,979
(Gain) loss on sales of subsidiaries and Appbuilder	(414)	462
Loss on sale of property and equipment		12
Changes in operating assets and liabilities:
Decrease in trade receivables	233	710
Increase in other current assets	(62)	(885)
Decrease in trade payables	(313)	(695)
Decrease in other current liabilities and deferred revenues	(59)	(193)
Net cash used in operating activities	(1,340)	(3,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash		4,031
Purchase of property and equipment	(9)	(60)
Proceeds from sale of property and equipment		41
Proceeds from sales of subsidiaries and Appbuilder	800	2,849
Net cash provided (used) by investing activities	791	6,861
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(149)	(1,484)
Repayment of long term loan		(3,487)
Net cash used in financing activities	(149)	(4,971)
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	(698)	(1,805)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,560	3,997
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,862	$ 2,192

[1]	Presented after reclassification of Liacom Systems Ltd. and BridgeQuest Inc. as discontinued operation.